Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	FPA FUNDS TRUST
Central Index Key	0000924727
Amendment Flag	false
Document Creation Date	Dec. 31, 2018
Document Effective Date	Dec. 31, 2018
Prospectus Date	Dec. 31, 2018
FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund
Prospectus:
Trading Symbol	FPFIX